Long-term Debt (Details Narrative) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands							1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 02, 2023	May 01, 2023	Mar. 01, 2023	Dec. 31, 2022	Dec. 15, 2022	Dec. 28, 2021	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Aug. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 01, 2022	Sep. 30, 2020
Debt Instrument [Line Items]
Principal maturities of long-term debt				$ 66,691			$ 66,691	$ 102,691		$ 102,691		$ 66,691	$ 72,619
Interest payable													13,852						$ 13,852
Long-Term Debt				65,684			65,684	102,342		102,342		65,684	70,117
Due upon the earlier of December 31, 2023				66,691			66,691	20,000		20,000		66,691
Accrued interest				1,595			1,595	1,977		1,977		1,595	2,187
Long-term debt, current				65,684			65,684	19,980		19,980		65,684	5,744
Long-term debt, noncurrent								82,362		82,362			64,373					$ 0
Due on December 31, 2026								82,691		82,691
B.Riley [Member]
Debt Instrument [Line Items]
Principal amount of debt															$ 6,000
Commitment and funding, fees											$ 2,440
Paid in cash				204			204	3,065	$ 1,856	9,068	$ 5,507
SLR Digital Finance LLC [Member]
Debt Instrument [Line Items]
Line of credit				40,000			40,000	40,000		40,000		40,000
Senior Secured Note [Member]
Debt Instrument [Line Items]
Principal maturities of long-term debt				$ 62,691			$ 62,691	$ 62,691		$ 62,691		$ 62,691	62,691
Debt instrument interest rate										10.00%		10.00%
Debt due rate				11.40%			11.40%	11.40%		11.40%		11.40%
Long-Term Debt				$ 61,787			$ 61,787	$ 62,463		$ 62,463		$ 61,787	60,756
Debt instrument, maturity date										Dec. 31, 2026		Dec. 31, 2023
Bridge Notes [Member]
Debt Instrument [Line Items]
Principal maturities of long-term debt				34,805			34,805	$ 5,767		$ 5,767		$ 34,805
Debt instrument interest rate					1.50%
Principal amount of debt				$ 36,000	$ 36,000		$ 36,000					$ 36,000
Debt due rate				19.00%	12.00%		19.00%					19.00%
Proceeds from issuance of debt					$ 34,728
Debt instrument, maturity date					Dec. 31, 2023					Dec. 31, 2023
Debt fixed rate								24.80%		24.80%
Bridge Notes [Member] | SLR Digital Finance LLC [Member]
Debt Instrument [Line Items]
Principal amount of debt				$ 36,000			$ 36,000	$ 36,000		$ 36,000		$ 36,000
Delayed Draw Term Note [Member]
Debt Instrument [Line Items]
Principal maturities of long-term debt				4,000			4,000	4,000		4,000		4,000	9,928
Long-Term Debt				$ 3,897			$ 3,897	3,974		$ 3,974		$ 3,897	$ 9,361
Debt instrument, maturity date										Dec. 31, 2026		Dec. 31, 2026	Dec. 31, 2023
Delayed Draw Term Note First Draw [Member]
Debt Instrument [Line Items]
Debt due rate				12.50%			12.50%					12.50%
Payroll Protection Program Loan Member [Member]
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt													$ 5,717
Accrued interest													14
2022 Bridge Notes [Member]
Debt Instrument [Line Items]
Principal maturities of long-term debt								$ 36,000		$ 36,000
Principal amount of debt				34,805	$ 36,000		34,805					34,805
Debt due rate								12.00%		12.00%						12.00%	12.00%
Proceeds from issuance of debt					$ 34,728
Long-Term Debt								$ 35,905		$ 35,905
Debt instrument, maturity date				Dec. 31, 2026						Dec. 31, 2026		Dec. 31, 2026
Debt fixed rate					10.00%
Debt interest rate	1.50%	1.50%	1.50%
Paid in cash										$ 20,000		$ 36,000
Repayment of debt										$ 20,000
2022 Bridge Notes [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt due rate														12.00%
Delayed Draw Term Note [Member]
Debt Instrument [Line Items]
Debt due rate				12.50%			12.50%	12.50%		12.50%		12.50%
Delayed Draw Term Note [Member] | Senior Secured Note [Member]
Debt Instrument [Line Items]
Principal maturities of long-term debt				$ 5,928			$ 5,928					$ 5,928	9,928
Delayed Draw Term Notes [Member]
Debt Instrument [Line Items]
Long-Term Debt				$ 4,000			$ 4,000	$ 4,000		$ 4,000		$ 4,000
Delayed Draw Term Notes [Member] | Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt due rate				10.00%			10.00%	10.00%		10.00%		10.00%
Proceeds from issuance of debt						$ 4,578						$ 5,086
Commitment and funding, fees						$ 509
Debt instrument, periodic payment												4,000
Debt instrument, maturity date										Dec. 31, 2026
Debt obligations outstanding				$ 4,000			$ 4,000	$ 4,000		$ 4,000		4,000
Delayed Draw Term Notes [Member] | Bridge Notes [Member] | Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, periodic payment												5,928
Delayed Draw Term Note One [Member]
Debt Instrument [Line Items]
Interest payable				0			0					0	5,928
Unamortized discount and debt issuance costs				0			0					0	180
Delayed Draw Term Note Two [Member]
Debt Instrument [Line Items]
Interest payable				4,000			4,000					4,000	4,000
Unamortized discount and debt issuance costs				$ 103			$ 103					$ 103	$ 387